Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 2,756,894		$ 874,238		$ 2,005,351
Accounts receivable					47,709
Other receivables and prepayments	248,846		85,316		422,071
Total current assets	3,005,740		959,554		2,476,092
Property and equipment, net					1,663,926
Operating lease right-of-use assets, net					182,057
Long-term investments	15,098,846		15,098,846		16,098,846
Intangible assets					147,347
Long-term deposits			71,823		71,823
Total Assets	18,104,586		16,130,223		20,640,091
Current liabilities:
Amounts due to related parties	79,700		79,644		79,180
Accounts payable and accrued expenses	850,750		918,611		1,894,341
Operating lease liabilities, current	76,992		102,225		125,232
Total current liabilities	1,007,442		4,338,980		2,098,753
Operating lease liabilities, non-current			14,182		99,485
Convertible notes to a related party, non-current	3,328,500
Total Liabilities	4,335,942		4,353,162		5,256,738
Commitments and contingencies
EQUITY
Additional paid-in capital	96,174,010		93,474,825		93,018,528
Accumulated other comprehensive loss (income)	(169,160)		89,162		(10,623)
Accumulated deficit	(72,871,308)		(72,429,528)		(68,161,722)
Total stockholders’ deficit	23,133,612		21,134,514		24,846,236
Non-controlling interests	(9,364,968)		(9,357,453)		(9,462,883)
Total equity	13,768,644		11,777,061		15,383,353
Total Liabilities and Equity	18,104,586		16,130,223		20,640,091
Related Party
Current assets:
Amounts due from related parties, net					961
Current liabilities:
Amounts due to related parties	79,700		79,644
Convertible notes to a related party			3,238,500
Convertible notes to a related party, non-current					3,058,500
DiamiR Biosciences Corp
Current assets:
Cash		$ 56,836		$ 70,276
Accounts receivable				89,281
Other receivables and prepayments		46,649		120,139
Total current assets		103,485		279,696
Property and equipment, net		20,029		40,857
Operating lease right-of-use assets, net		63,349		61,519
Intangible assets		197,761		197,761
Total Assets		384,624		579,833
Current liabilities:
Accounts payable and accrued expenses		231,858		148,648
Operating lease liabilities, current		41,383		40,178
Deferred revenue		43,982
Total current liabilities		317,223		188,826
Convertible notes payable to founder		957,662		614,182
Operating lease liabilities, non-current		22,698		22,036
Income taxes payable		176,002		159,519
Total Liabilities		1,473,585		984,563
Commitments and contingencies
Stockholders’ deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued or outstanding
EQUITY
Ordinary shares, value		4,441		4,441
Additional paid-in capital		4,729,169		4,670,165
Accumulated deficit		(5,822,571)		(5,079,336)
Total stockholders’ deficit		(1,088,961)		(404,730)
Total equity		(1,088,961)		(404,730)
Total Liabilities and Equity		$ 384,624		$ 579,833
Class A Ordinary Shares
EQUITY
Ordinary shares, value	52		37		31
Class B Ordinary Shares
EQUITY
Ordinary shares, value	$ 18		$ 18		$ 22